BUSINESS COMBINATIONS AND EQUITY METHOD INVESTEES (Narrative) (Details) - USD ($)				1 Months Ended		12 Months Ended
	Nov. 30, 2023	Jun. 21, 2023	Dec. 02, 2022	Jan. 27, 2022	Feb. 29, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2023	Jul. 05, 2022	Jun. 09, 2022	Apr. 25, 2022	Jan. 19, 2022
Disclosure of detailed information about business combination [line items]
Professional fees expense						$ 8,443,000	$ 5,903,000	$ 2,718,000
Group’s revenues						235,491,000	173,515,000
Loss of group						14,489,000	37,332,000
Loan term			equal 25 instalments		24 equal monthly instalments beginning in February 2021
Loan interest rate			10.00%		4.74%
Roseman Engineering Ltd. and Roseman Holdings Ltd.
Disclosure of detailed information about business combination [line items]
Consideration paid in cash									$ 15,000,000
Retail Pro International, LLC
Disclosure of detailed information about business combination [line items]
Consideration paid in cash	$ 18,759,000
Purchase price for the transaction represents on a cash-free debt-free basis	$ 34,500
Description of how acquirer obtained control of acquiree	The remaining amount of approximately $14.6 million will be paid over a three-year period, contingent upon meeting specific earnout targets, and may be settled in either cash or equity at the company's discretion (hereinafter "Contingent Liability"). It will be broken up into 5 payments, with the first payment of 33% of the deferred consideration (approximately $5.5 million) being due January 1, 2025, and the rest being broken up into 4 semi-annual payments of 16.67% of the deferred consideration (approximately $2,768 thousand each) beginning July 1, 2025. The first payment of the deferred consideration will include a reduction of $2 million due to a portion of deferred revenues.
Professional fees expense						444,000
Group’s revenues						251,391,000
Loss of group						8,910,000
Revenue of acquiree since acquisition date						503,000
Profit (loss) of acquiree since acquisition date						310,000
Total consideration	$ 30,900,000
On Track Innovation Ltd.
Disclosure of detailed information about business combination [line items]
Group’s revenues							179,008,000
Loss of group							42,166,000
Revenue of acquiree since acquisition date							7,610,000
Profit (loss) of acquiree since acquisition date							$ 909,000
Percentage of voting equity interests acquired													100.00%
Loan value				$ 5,500,000
Loan term				The Loan will be repaid in two years
Loan interest rate				10.00%
Total consideration											$ 4,500,000
Additional loan amount										$ 1,600,000		$ 1,000,000
IoT Technology Holdings Ltd.
Disclosure of detailed information about business combination [line items]
Loan value		$ 1,500,000				$ 1,822,000
Investment amount		$ 1,500,000
Proportion of ownership interest in associate according to First Call Option		50.10%
Description of exercise term of First Call Option		two to eleven years from signing of the New Agreement date
Proportion of ownership interest in associate according to Second Call Option		100.00%
Description of exercise term of Second Call Option		ten years following the exercise of the First Call Option and in no event later than fourteen years from the signing of New Agreement.In exercising the Second Call Option, should the compound annual growth rate (“CAGR”) over the 3-year period preceding the notice of exercise of the Second Call Option shall be 35% or more, the ARV shall be 20 times.
Description of exercise term of Put Option		The Put Option shall be exercisable commencing at any time following the lapse of two years following the signing of the New Agreement and ending upon the lapse of the Second Call Option period.
IoT Technology Holdings Ltd. | IoT Capital Ltd.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		49.10%
IoT Technology Holdings Ltd. | Bank Hapoalim
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		20.00%
Investment amount		$ 1,500,000
IoT Technology Holdings Ltd. | Mr. Alon Feit
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		30.90%
Investment amount		$ 500,000